787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111
July 9, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Seasons Series Trust (File Nos. 333-08653 and 811-07725) Registration Statement on Form N-14
Ladies and Gentlemen:
On behalf of Seasons Series Trust (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the Focus Growth Portfolio, a series of the Registrant, of all of the assets of each of the Focus Growth and Income Portfolio, a series of the Registrant, and the Focus TechNet Portfolio, a series of the Registrant, in exchange for substantially all of the liabilities of each of the Focus Growth and Income Portfolio and the Focus TechNet Portfolio and Class 2 and Class 3 shares of the Focus Growth Portfolio.
Pursuant to Rule 488, the Registration Statement designates an effective date of August 9, 2010. Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-861.
Sincerely,

/s/Jack D. Cohen Jack D. Cohen
Enclosures

cc:	Nori Gabert, SunAmerica Asset Management Corp. Anthony Vertuno, Willkie Farr & Gallagher LLP
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